Master Trust (Net Assets) (Details) - EBP025 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Master Trust [Line Items]
Investment, Fair Value	$ 85,447,958	$ 75,706,100
Total net assets	86,721,206	76,612,299
Master Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	1,073,128,380	974,426,006
Total net assets	1,073,128,380	974,426,006
Master Trust [Member] | Mutual Fund [Member]
Master Trust [Line Items]
Investment, Fair Value	621,551,801	569,373,225
Master Trust [Member] | Common Collective Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	389,436,814	345,424,320
Master Trust [Member] | Berkshire Hathaway Stock Fund [Member]
Master Trust [Line Items]
Investment, Fair Value	56,895,914	55,306,537
Master Trust [Member] | Employer Common Stock Fund [Member]
Master Trust [Line Items]
Investment, Fair Value	5,243,851	4,321,924
Plan Interest in Master Trust [Member]
Master Trust [Line Items]
Total net assets	85,447,958	75,706,100
Plan Interest in Master Trust [Member] | Mutual Fund [Member]
Master Trust [Line Items]
Investment, Fair Value	41,755,118	37,835,310
Plan Interest in Master Trust [Member] | Common Collective Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	40,874,521	35,403,793
Plan Interest in Master Trust [Member] | Berkshire Hathaway Stock Fund [Member]
Master Trust [Line Items]
Investment, Fair Value	2,660,377	2,344,400
Plan Interest in Master Trust [Member] | Employer Common Stock Fund [Member]
Master Trust [Line Items]
Investment, Fair Value	$ 157,942	$ 122,597